UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%(1)

Security	Shares	Value
Aerospace & Defense — 2.3%
Raytheon Co.	79,298	$17,114,094

		$17,114,094

Air Freight & Logistics — 1.9%
FedEx Corp.	59,350	$14,250,529

		$14,250,529

Auto Components — 2.3%
Aptiv PLC	113,234	$9,621,493
Delphi Technologies PLC	167,033	7,959,122

		$17,580,615

Banks — 2.5%
JPMorgan Chase & Co.	81,071	$8,915,378
KeyCorp	493,399	9,645,950

		$18,561,328

Beverages — 3.8%
Coca-Cola Co. (The)	324,366	$14,087,215
Constellation Brands, Inc., Class A	45,345	10,335,033
PepsiCo, Inc.	38,207	4,170,294

		$28,592,542

Biotechnology — 7.0%
AbbVie, Inc.	50,294	$4,760,327
Alexion Pharmaceuticals, Inc.(2)	65,725	7,325,708
Biogen, Inc.(2)	28,866	7,904,088
Celgene Corp.(2)	62,205	5,549,308
Gilead Sciences, Inc.	152,040	11,462,296
Incyte Corp.(2)	50,499	4,208,082
Vertex Pharmaceuticals, Inc.(2)	74,061	12,070,462

		$53,280,271

Capital Markets — 3.2%
Charles Schwab Corp. (The)	221,168	$11,549,393
Goldman Sachs Group, Inc. (The)	51,174	12,888,684

		$24,438,077

Chemicals — 2.1%
Ecolab, Inc.	116,879	$16,020,605

		$16,020,605

Communications Equipment — 1.7%
Palo Alto Networks, Inc.(2)	72,535	$13,166,553

		$13,166,553

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.	257,149	$3,947,237

		$3,947,237

Security	Shares	Value
Distributors — 1.3%
LKQ Corp.(2)	250,088	$9,490,840

		$9,490,840

Electrical Equipment — 1.8%
Rockwell Automation, Inc.	76,032	$13,244,774

		$13,244,774

Energy Equipment & Services — 0.7%
Halliburton Co.	117,626	$5,521,364

		$5,521,364

Food Products — 1.6%
Mondelez International, Inc., Class A	149,997	$6,259,375
Pinnacle Foods, Inc.	103,109	5,578,197

		$11,837,572

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	126,249	$7,564,840
Danaher Corp.	81,195	7,949,802
Intuitive Surgical, Inc.(2)	9,619	3,971,012

		$19,485,654

Health Care Providers & Services — 2.0%
Anthem, Inc.	69,742	$15,322,317

		$15,322,317

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	134,831	$7,805,367

		$7,805,367

Industrial Conglomerates — 1.4%
3M Co.	48,183	$10,577,132

		$10,577,132

Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc.(2)	34,872	$50,471,640
Booking Holdings, Inc.(2)	3,847	8,003,260
Netflix, Inc.(2)	27,799	8,210,435

		$66,685,335

Internet Software & Services — 16.7%
Alibaba Group Holding, Ltd. ADR(2)	35,383	$6,494,196
Alphabet, Inc., Class C(2)	58,257	60,108,990
Facebook, Inc., Class A(2)	215,628	34,455,198
GoDaddy, Inc., Class A(2)	225,833	13,870,663
Twitter, Inc.(2)	403,774	11,713,484

		$126,642,531

IT Services — 4.7%
Visa, Inc., Class A	294,628	$35,243,401

		$35,243,401

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	86,745	$5,803,240
Illumina, Inc.(2)	13,899	3,286,002

		$9,089,242

Security	Shares	Value
Machinery — 0.6%
Xylem, Inc.	57,997	$4,461,129

		$4,461,129

Media — 2.5%
Comcast Corp., Class A	153,147	$5,233,033
Walt Disney Co. (The)	135,731	13,632,822

		$18,865,855

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.(2)	313,385	$5,506,174

		$5,506,174

Oil, Gas & Consumable Fuels — 0.7%
Devon Energy Corp.	158,764	$5,047,108

		$5,047,108

Road & Rail — 2.9%
CSX Corp.	246,925	$13,756,192
J.B. Hunt Transport Services, Inc.	66,765	7,821,520

		$21,577,712

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom, Ltd.	15,455	$3,641,971
Texas Instruments, Inc.	88,994	9,245,586

		$12,887,557

Software — 10.3%
Activision Blizzard, Inc.	143,982	$9,713,026
Adobe Systems, Inc.(2)	84,142	18,181,403
Intuit, Inc.	57,084	9,895,512
Microsoft Corp.	220,860	20,157,892
salesforce.com, Inc.(2)	175,214	20,377,388

		$78,325,221

Specialty Retail — 3.9%
Home Depot, Inc. (The)	62,027	$11,055,692
TJX Cos., Inc. (The)	151,894	12,388,475
Ulta Beauty, Inc.(2)	30,899	6,311,739

		$29,755,906

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	107,678	$18,066,215
HP, Inc.	342,637	7,510,603

		$25,576,818

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	161,356	$10,720,493

		$10,720,493

Total Common Stocks (identified cost $507,767,551)		$750,621,353

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.89%(3)	8,196,736	$8,195,097

Total Short-Term Investments (identified cost $8,196,245)		$8,195,097

Total Investments — 100.3% (identified cost $515,963,796)		$758,816,450

Total Written Covered Call Options — (0.3)% (premiums received $5,424,828)		$(1,973,308)

Other Assets, Less Liabilities — (0.0)%(4)		$(36,799)

Net Assets — 100.0%		$756,806,343

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2018 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2018 was $35,091.

(4)	Amount is less than (0.05)%.

Written Covered Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
3M Co.	240	$5,268,480	$240	4/20/18	$(7,560)
Abbott Laboratories	630	3,774,960	65	5/18/18	(22,995)
AbbVie, Inc.	250	2,366,250	119	4/20/18	(1,500)
Activision Blizzard, Inc.	715	4,823,390	75	4/20/18	(14,300)
Adobe Systems, Inc.	420	9,075,360	220	4/20/18	(215,250)
Agilent Technologies, Inc.	430	2,876,700	73	4/20/18	(4,300)
Alexion Pharmaceuticals, Inc.	325	3,622,450	130	4/20/18	(27,625)
Alibaba Group Holding, Ltd. ADR	175	3,211,950	210	4/20/18	(6,125)
Alphabet, Inc., Class C	290	29,921,910	1,180	4/13/18	(22,475)
Amazon.com, Inc.	170	24,604,780	1,620	4/20/18	(82,450)
Anthem, Inc.	320	7,030,400	250	4/20/18	(3,200)
Apple, Inc.	535	8,976,230	183	5/4/18	(82,658)
Aptiv PLC	565	4,800,805	95	4/20/18	(5,650)
Biogen, Inc.	140	3,833,480	320	4/20/18	(3,150)
Booking Holdings, Inc.	15	3,120,585	2,250	4/20/18	(4,275)
Broadcom, Ltd.	80	1,885,200	270	4/20/18	(2,000)
Celgene Corp.	310	2,765,510	105	4/20/18	(3,720)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Charles Schwab Corp. (The)	1,105	$5,770,310	$61	4/27/18	$(8,287)
Coca-Cola Co. (The)	1,620	7,035,660	45	4/20/18	(25,920)
Comcast Corp., Class A	765	2,614,005	37	4/20/18	(9,562)
Constellation Brands, Inc., Class A	225	5,128,200	235	4/20/18	(60,188)
CSX Corp.	1,230	6,852,330	60	4/20/18	(38,745)
Danaher Corp.	405	3,965,355	105	4/20/18	(10,125)
Delphi Technologies PLC	835	3,978,775	55	4/20/18	(10,437)
Devon Energy Corp.	790	2,511,410	37	4/20/18	(6,320)
Ecolab, Inc.	580	7,950,060	140	4/20/18	(52,200)
Facebook, Inc., Class A	1,075	17,177,425	190	4/20/18	(9,675)
FedEx Corp.	295	7,083,245	290	4/20/18	(737)
Freeport-McMoRan, Inc.	1,565	2,749,705	21	4/20/18	(5,477)
Gilead Sciences, Inc.	760	5,729,640	85	4/27/18	(31,160)
GoDaddy, Inc., Class A	1,125	6,909,750	65	5/18/18	(208,125)
Goldman Sachs Group, Inc. (The)	220	5,540,920	275	4/6/18	(660)
Halliburton Co.	585	2,745,990	50	5/18/18	(58,500)
Home Depot, Inc. (The)	310	5,525,440	185	5/11/18	(74,400)
HP, Inc.	1,710	3,748,320	24	4/20/18	(8,550)
Illumina, Inc.	65	1,536,730	250	4/20/18	(14,463)
Intuit, Inc.	285	4,940,475	180	4/20/18	(43,463)
Intuitive Surgical, Inc.	45	1,857,735	460	4/20/18	(7,087)
J.B. Hunt Transport Services, Inc.	330	3,865,950	125	4/20/18	(43,725)
JPMorgan Chase & Co.	405	4,453,785	115	5/18/18	(74,723)
KeyCorp	2,465	4,819,075	21	5/18/18	(76,415)
LKQ Corp.	1,250	4,743,750	40	4/20/18	(34,375)
Microsoft Corp.	1,100	10,039,700	98	4/20/18	(53,350)
Mondelez International, Inc., Class A	745	3,108,885	46	4/20/18	(2,607)
Netflix, Inc.	135	3,987,225	320	4/20/18	(103,613)
NIKE, Inc., Class B	805	5,348,420	73	4/20/18	(4,830)
Palo Alto Networks, Inc.	360	6,534,720	185	4/20/18	(145,800)
PepsiCo, Inc.	190	2,073,850	115	5/18/18	(17,860)
Raytheon Co.	395	8,524,890	230	4/20/18	(19,355)
Rockwell Automation, Inc.	325	5,661,500	190	4/20/18	(13,000)
salesforce.com, Inc.	895	10,408,850	130	4/20/18	(17,005)
Starbucks Corp.	670	3,878,630	60	4/13/18	(11,725)
Texas Instruments, Inc.	440	4,571,160	115	4/20/18	(9,680)
TJX Cos., Inc. (The)	755	6,157,780	85	5/18/18	(77,388)
Twitter, Inc.	2,015	5,845,515	39	4/20/18	(8,060)
Ulta Beauty, Inc.	150	3,064,050	230	4/20/18	(4,500)
Vertex Pharmaceuticals, Inc.	370	6,030,260	185	4/20/18	(20,350)
Visa, Inc., Class A	1,470	17,584,140	130	4/20/18	(19,845)
Walt Disney Co. (The)	675	6,779,700	110	4/20/18	(5,400)
Xylem, Inc.	285	2,192,220	80	4/20/18	(16,388)

Total					$(1,973,308)

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,973,308.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$750,621,353 *	$—	$—	$750,621,353
Short-Term Investments	—	8,195,097	—	8,195,097
Total Investments	$750,621,353	$8,195,097	$—	$758,816,450

Liability Description
Written Covered Call Options	$(1,973,308)	$—	$—	$(1,973,308)
Total	$(1,973,308)	$—	$—	$(1,973,308)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018